Formidable Fortress ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
96.17%	COMMON STOCK
6.02%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	3,921	$719,190
	Meta Platforms, Inc.	1,378	694,815
			1,414,005

2.96%	CONSUMER DISCRETIONARY
	Gentex Corp.	20,667	696,685

6.67%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	14,632	884,504
	Monster Beverage Corp.(A)	13,658	682,217
			1,566,721

7.58%	ENERGY
	Coterra Energy, Inc.	24,699	658,722
	Texas Pacific Land Corp.	1,529	1,122,699
			1,781,421

15.21%	FINANCIALS
	Erie Indemnity Co.	1,976	716,102
	Interactive Brokers Group, Inc.	5,667	694,774
	Jack Henry & Associates, Inc.	4,327	718,369
	MarketAxess Holdings, Inc.	3,575	716,895
	S&P 500 Global, Inc.	1,631	727,426
			3,573,566

17.03%	HEALTH CARE
	Chemed Corp.	1,298	704,269
	Johnson & Johnson	4,761	695,868
	Regeneron Pharmaceuticals, Inc.(A)	694	729,415
	United Therapeutics Corp.(A)	1,535	488,974
	Vertex Pharmaceuticals(A)	1,452	680,581
	West Pharmaceutical Services I	2,132	702,259
			4,001,366

Formidable Fortress ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
14.36%	INDUSTRIALS
	Automatic Data Processing, Inc.	2,835	$676,686
	EMCOR Group, Inc.	1,695	618,811
	Fastenal Co.	11,045	694,068
	Graco, Inc.	8,785	696,475
	Snap-on, Inc.	2,632	687,978
			3,374,018

17.07%	INFORMATION TECHNOLOGY
	Amdocs Ltd. ADR	9,128	720,382
	Adobe, Inc.(A)	757	420,544
	Cisco Systems, Inc.	15,266	725,288
	Cognizant Tech Solutions	10,433	709,444
	Microsoft Corp.	1,615	721,824
	Nvidia Corp.	5,779	713,938
			4,011,420

3.02%	MATERIALS
	Reliance, Inc.	2,489	710,858

6.25%	REAL ESTATE
	Gaming and Leisure Properties, Inc.	16,090	727,429
	Public Storage	2,574	740,411
			1,467,840

96.17%	TOTAL COMMON STOCK		22,597,900

0.00%	WARRANTS
0.00%	HEALTH CARE
	Abiomed, Inc. - CVR (A)(B)	1,065	—

0.00%	TOTAL WARRANTS		—

Formidable Fortress ETF

Schedule of Investments

June 30, 2024 (unaudited)

0.14%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.14%	PUT
	SPDR S&P 500 ETF Trust	250	13,605,500	530	07/19/2024	33,250

0.14%	TOTAL OPTIONS PURCHASED					33,250

96.31%	TOTAL INVESTMENTS					$22,631,150

3.69%	Other assets net of liabilities					865,912
100.00%	NET ASSETS					$23,497,062

(A)Non-income producing

(B)The warrant is a Level 3 security. See Note 1.

CVR -  Contingent Value Right

See Notes to Financial Statements.

Formidable Fortress ETF

Schedule of Investments

June 30, 2024 (unaudited)

SHORT INVESTMENTS

(0.08%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.04%)	CALL
	Archer-Daniels-Midland Co.	50	302,250	67.5	07/19/2024	$(450)
	Coterra Energy, Inc.	90	240,030	30	07/19/2024	(180)
	Cognizant Tech Solutions	30	204,000	72.5	07/19/2024	(900)
	Fastenal Co.	25	157,100	72.5	07/19/2024	(250)
	Interactive Brokers Group, Inc.	20	245,200	135	07/19/2024	(750)
	Public Storage	8	230,120	300	07/19/2024	(944)
	Reliance Steel & Aluminum Co.	8	228,480	310	07/19/2024	(280)
	Vertex Pharmaceuticals	5	234,360	530	07/19/2024	(2,350)
	West Pharmaceutical Services I	6	197,634	340	07/19/2024	(3,060)
						(9,164)

(0.04%)	PUT
	SPDR S&P 500 ETF Trust	250	13,605,500	510	07/19/2024	(9,500)

(0.08%)	TOTAL OPTIONS WRITTEN					(18,664)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$22,597,900			$22,597,900
OPTIONS PURCHASED		$33,250		$33,250
TOTAL INVESTMENTS	$22,597,900	$33,250		$22,597,900
OPTIONS WRITTEN		$(18,664)		$(18,664)

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,182,971, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,226,857
Gross unrealized depreciation	(797,342)
Net unrealized appreciation	$1,429,515